DEFERRED TAX	12 Months Ended
Dec. 31, 2017
DEFERRED TAX
DEFERRED TAX

11.    DEFERRED TAX

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current income tax assets against current income tax liabilities and when the deferred taxes relate to the same tax authority.

The movements in deferred tax assets and liabilities during the year ended December 31, 2016 and 2017 without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

Movements in deferred tax assets:

	Provision			Unrealized
	for	Accrued	Tax	profit at
	impairment	expenses	losses	consolidation	Others	Total
As at January 1, 2016	989,523	215,497	803,140	101,459	168,928	2,278,547
(Charged)/credited to profit or loss	(436,751)	(7,846)	(166,943)	67,654	(48,119)	(592,005)
As at December 31, 2016	552,772	207,651	636,197	169,113	120,809	1,686,542
As at January 1, 2017	552,772	207,651	636,197	169,113	120,809	1,686,542
(Charged)/credited to profit or loss	(30,715)	59,664	(94,978)	(3,070)	47,838	(21,261)
Disposal of subsidiaries	—	(3,106)	(1,320)	—	—	(4,426)
As at December 31, 2017	522,057	264,209	539,899	166,043	168,647	1,660,855

Movements in deferred tax liabilities:

					Fair value
		Fair			adjustments
		value			arising from
		changes of	Depreciation	Unrealized	acquisition	Investment	Investment
	Interest	financial	and	losses of	of	in a	in an
	capitalisation	assets	amortization	consolidation	subsidiaries	subsidiary	associate	Total
As at January 1, 2016	71,009	911	7,654	4,889	1,000,667	800,640	35,937	1,921,707
Exchange realignment	—	—	—	—	210	—	—	210
Charged to other comprehensive income	—	13,288	—	—	—	—	—	13,288
(Credited)/charged to profit or loss	(9,843)	726	(180)	(4,889)	(23,535)	(617,408)	(35,937)	(691,066)
	61,166	14,925	7,474	—	977,342	183,232	—	1,244,139
As at January 1, 2017	61,166	14,925	7,474	—	977,342	183,232	—	1,244,139
Exchange realignment	—	—	—	—	(1,830)	—	—	(1,830)
Credited to other comprehensive income	—	(11,180)	—	—	—	—	—	(11,180)
Acquisition of a subsidiary	—	—	—	—	40,706	—	—	40,706
(Credited)/charged to profit or loss	(8,232)	(1,414)	185	—	(27,370)	(183,232)	—	(220,063)
As at December 31, 2017	52,934	2,331	7,659	—	988,848	—	—	1,051,772

For presentation purposes, certain deferred tax assets and liabilities have been offset in the consolidated statement of financial position. The following is an analysis of the deferred tax balances of the Group for financial reporting purposes:

	December 31,	December 31,
	2016	2017
Net deferred tax assets	1,426,707	1,602,825
Net deferred tax liabilities	984,304	993,742

As at December 31, 2017, the Group has not recognized deferred tax assets of  RMB4,337 million (December 31, 2016: RMB5,220 million) in respect of accumulated tax losses amounting to RMB18,214 million (December 31, 2016: RMB21,991 million) arising in Mainland China that can be carried forward for offsetting against future taxable income, and deferred tax assets of RMB1,434 million (December 31, 2016: RMB1,860 million) in respect of deductible temporary differences amounting to RMB6,235 million (December 31, 2016: RMB7,660 million) as it was considered not probable that those assets would be realized. The above tax losses will expire in one to five years if not utilized.

As at December 31, 2016 and 2017, the expiry profile of these unprovided tax losses was analyzed as follows:

	December 31,	December 31,
	2016	2017

Expiring in
2017	4,473,661	—
2018	7,880,303	7,689,663
2019	7,686,919	7,650,084
2020	880,805	711,878
2021	1,069,152	975,081
2022	—	1,186,914
	21,990,840	18,213,620